Consolidated Statements of Shareholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.60	$ 0.60	$ 0.60